DISCONTINUED OPERATIONS - Discontinued operations statements cash flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
DISCONTINUED OPERATIONS
Cash flows related to operating activities		$ (21.3)
Cash flows related to investing activities		(1.2)
Cash flows (used in) provided by discontinued operations	$ 11.0	$ (22.5)